Information Pertaining to Stock Options Granted, Vested and Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$ 12.80	$ 11.54	$ 15.26
Grant-Date Fair Value of Stock Options Vested	$ 30.0	$ 32.1	$ 27.9
Stock Options Exercised
Intrinsic Value as of Exercise Date	26.9	12.8	1.5
Cash Received	146.2	32.3	5.4
Tax Deduction Benefits Realized	$ 9.8	$ 4.6	$ 0.5